Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated December 12, 2022, to the VUL Optimizer® prospectus

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding additions to the appendix titled “State policy availability and/or variations of certain features and benefits”. As applicable to your policy, please note the following changes described below.

States where certain policy features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation

California	See “Automated Income Service” under “Death benefits and accessing your money”	The Automated Income Service is not available for individuals who elected the Long-Term Care ServicesSM Rider.

Distributed by affiliate Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN)

and/or for certain contracts co-distributed by affiliate Equitable Distributors, LLC

1290 Avenue of the Americas, New York, NY 10104

Copyright 2022 Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America

All rights reserved

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

212-554-1234

Equitable Financial Life Insurance Company of America

Administrative Office: 525 Washington Blvd.

Jersey City, NJ 07310

212-554-1234

EVM-71-22 (12/22)	Catalog No. 800010 (12/22)
VUL Optimizer New Biz	#422262